ING INVESTORS TRUST

(the “Registrant”)

Supplement dated November 29, 2013 to the

Current Prospectuses, Summary Prospectuses, and Statements of Additional Information

for each Series of the above named Registrant

(each a “Portfolio” and collectively, the “Portfolios”)

Earlier this year ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S.—Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand. As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management. The ING entities do not anticipate that there will be any disruption in services being rendered to the Portfolios.

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc. Effective May 1, 2014, ING Investments, LLC, the adviser to certain of the Portfolios, will be renamed Voya Investments, LLC; ING Investment Management Co. LLC, sub-adviser to certain of the Portfolios, will be renamed Voya Investment Management Co. LLC; ING Investments Distributor, LLC, the distributor for the Portfolios, will be renamed Voya Investments Distributor, LLC; and ING Funds Services, LLC, the administrator for the Portfolios, will be renamed Voya Funds Services, LLC. Each Portfolio as well as the Registrant that each Portfolio is organized as a series of will also be renamed.

The new Registrant and Portfolio names will be as follows:

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING Investors Trust	Voya Investors Trust
ING American Funds Asset Allocation Portfolio(1)	VY American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio(2)	VY American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income(2)	VY American Funds International Growth and Income Portfolio
ING American Funds International Portfolio(3)	VY American Funds International Portfolio
ING American Funds World Allocation Portfolio(4)	VY American Funds World Allocation Portfolio
ING BlackRock Health Sciences Opportunities Portfolio	VY BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio	VY BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio	VY BlackRock Large Cap Growth Portfolio
ING Bond Portfolio(5)	Voya Bond Portfolio
ING Clarion Global Real Estate Portfolio	VY Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio	VY Clarion Real Estate Portfolio
ING DFA World Equity Portfolio	VY DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio	VY FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio	VY Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio	VY Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio	VY Franklin Templeton Founding Strategy Portfolio
ING Global Perspectives Portfolio	Voya Global Perspectives Portfolio
ING Global Resources Portfolio	Voya Global Resources Portfolio
ING Invesco Growth and Income Portfolio	VY Invesco Growth and Income Portfolio

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING JPMorgan Emerging Markets Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	VY JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio	Voya Large Cap Growth Portfolio
ING Large Cap Value Portfolio	Voya Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio	Voya Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio	Voya Liquid Assets Portfolio
ING Marsico Growth Portfolio	VY Marsico Growth Portfolio
ING MFS Total Return Portfolio	VY MFS Total Return Portfolio
ING MFS Utilities Portfolio	VY MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio	VY Morgan Stanley Global Franchise Portfolio
ING Multi-Manager Large Cap Core Portfolio	Voya Multi-Manager Large Cap Core Portfolio
ING PIMCO High Yield Portfolio(6)	Voya High Yield Portfolio
ING PIMCO Total Return Bond Portfolio(7)	See Footnote 7 below
ING Retirement Conservative Portfolio	Voya Retirement Conservative Portfolio
ING Retirement Growth Portfolio	Voya Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio	Voya Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio	Voya Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio	VY T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio	VY T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio	VY T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio	VY Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio	Voya U.S. Stock Index Portfolio

(1)

Pending shareholder approval, the Portfolio is scheduled to be merged with and reorganized into ING Invesco Equity and Income Portfolio (to be renamed VY Invesco Equity and Income Portfolio) on or about March 14, 2014.

(2)	Pending shareholder approval, the Portfolio is scheduled to be liquidated on or about February 7, 2014.
(3)

Pending shareholder approval, the Portfolio is scheduled to be merged with and reorganized into ING International Index Portfolio (to be renamed Voya International Index Portfolio) on or about March 14, 2014.

(4)

Pending shareholder approval, the Portfolio is scheduled to be merged with and reorganized into ING Global Perspectives Portfolio (to be renamed Voya Global Perspectives Portfolio) on or about March 14, 2014.

(5)

Pending shareholder approval, the Portfolio is scheduled to be merged with and reorganized into ING Intermediate Bond Portfolio (to be renamed Voya Intermediate Bond Portfolio) on or about March 14, 2014.

(6)	Effective on or about February 4, 2014, the Portfolio will change its name to ING High Yield Portfolio.
(7)

Pending shareholder approval, the Portfolio is scheduled to be merged with and reorganized into ING Intermediate Bond Portfolio (to be renamed Voya Intermediate Bond Portfolio) on or about March 21, 2014. If shareholder approval of the merger and reorganization is obtained, the Portfolio will change its name to ING Total Return Bond Portfolio effective on or about February 4, 2014. If shareholders do not approve the merger and reorganization, shareholders will be notified of the Portfolio’s new name prior to May 1, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE